Employee share schemes - Employee Benefit Trusts (Details) - GBP (£) £ in Millions, shares in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee share schemes
Number of shares held by employee benefit trust	0.6	10.4	0.2
Market value	£ 2	£ 34	£ 1